INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016
Income Tax Disclosure [Abstract]
United States federal and state income taxes rate	35.00%	35.00%
Net operating loss carryforward	$ 202,577	$ 120,603
Expiration period	Taxable income in future years which expires beginning in fiscal 2033.	Taxable income in future years which expires beginning in fiscal 2033.